MOBIQUITHINGS SAS Schedule of Cash and Contingent Consideration (Details) € in Thousands, $ in Thousands			12 Months Ended
	Sep. 02, 2015 USD ($)	Sep. 02, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 02, 2015 EUR (€)
Business Acquisition [Line Items]
Cash consideration			$ (9,471)	$ 0	$ 0
MobiquiThings SAS [Member]
Business Acquisition [Line Items]
Cash consideration	$ 15,216	€ 13,506
Contingent Consideration	529					€ 470
Business Combination, Consideration Transferred	$ 15,745	€ 13,976